Note 4 - Transactions With Related Parties 1 (Details Textual)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 29, 2021 USD ($)	Mar. 31, 2020	Mar. 31, 2023 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Jan. 01, 2018
Management Fees, Related Parties						$ 14,784,000	$ 14,178,000
Voyage Expenses Related Parties						5,032,000	5,819,000
Operating Costs and Expenses						84,089,000	79,171,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Management Fee Per Day, Per Vessel				$ 1,020.00		1,020.00
Management Fee Per Day, Per Vessel Under Bareboat Charter				510		510
Construction Supervisory Fee						$ 840,000
Commission Charged on Charter Hire Agreements						1.25%
Quarterly Fee to Related Parties						$ 667,000
Quarterly Fee to Related Parties, Shares (in shares) | shares						149,600
Management Fees, Related Parties						$ 11,106,000	10,925,000
Amounts Paid to Third Party Managers						2,904,000	2,787,000
Voyage Expenses Related Parties						4,622,000	5,123,000
Officers Compensation Charged, Period End						1,333,000	1,333,000
Fair Value of Shares Issued to Manager						$ 4,626,000	2,835,000
Stock Issued During Period, Shares, New Issues (in shares) | shares						299,200
Working Capital Security				9,240,000		$ 9,240,000
Accounts Receivable, after Allowance for Credit Loss				3,191,000	$ 2,513,000	3,191,000
Accounts Payable, Current				302,000	387,000	302,000
Other Third-party Managers [Member]
Working Capital Security				2,025,000	2,025,000	2,025,000
Other Third-party Managers [Member] | Minimum [Member]
Working Capital Security Per Vessel				75,000		75,000
Other Third-party Managers [Member] | Maximum [Member]
Working Capital Security Per Vessel				$ 50,000		50,000
Blue Net Chartering GmbH & Co. KG (Containerships Only) [Member]
Voyage Expenses Related Parties						410,000	356,000
Percentage Ownership									50.00%
Annual Fee to Related Parties | €								€ 9,413
Annual Fee to Related Parties, Chartered in Current Period | €								€ 1,281
Vessels Under Time Charter	4
Daily Brokerage Commission on Time Charter	$ 165
Blue Net Asia Pte., Ltd. (“BNA”) (Containerships Only) [Member]
Commission Charged on Charter Hire Agreements		1.25%
Voyage Expenses Related Parties						$ 0	340,000
Percentage Ownership		50.00%
Vessels Under Time Charter		5
Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member] | Acquisition by Joint Venture [Member]
Joint Venture, Ownership, Percent				17.00%		17.00%
Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member] | Neptune Global Finance Ltd. (“NGF”) [Member]
Subsidiary, Ownership Percentage, Parent			51.00%
Neptune Global Finance Ltd. (“NGF”) [Member] | Neptune Maritime Leasing Limited (“NML”) [Member]
Management Fees, Related Parties						$ 2,045,000	1,624,000
Accounts Receivable, after Allowance for Credit Loss				$ 1,047,000	935,000	$ 1,047,000
Fee Percentage on Contributed Capital Invested			1.50%
Fee Percentage on Committed Capital to be Invested			0.80%
Coupon Payable to Minority Interest				$ 840,000	850,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Acquisition by Third Parties [Member]
Sale Leaseback Transaction, Lease Term (Year)						5 years
Number of Handysize Bulkers Sold				4		4
Neptune Maritime Leasing Limited (“NML”) [Member] | Acquisition by Joint Venture [Member]
Sale Leaseback Transaction, Lease Term (Year)						5 years
Number of Platform Supply Vessels Ordered				8		8
Neptune Maritime Leasing Limited (“NML”) [Member] | Backend Fee [Member]
Related Party Transaction, Amounts of Transaction						$ 4,500,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Loan Origination Fees [Member]
Related Party Transaction, Amounts of Transaction						3,960,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Neptune Global Finance Ltd. (“NGF”) [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner			49.00%
Codrus [Member] | Financial And Strategic Advice [Member]
Accounts Receivable, after Allowance for Credit Loss				$ 0	0	0
Annual Fee to Related Parties			$ 250,000
Navilands [Member] | Asset Management Arrangement [Member]
Management Fees, Related Parties						1,633,000	$ 1,629,000
Working Capital Security				1,125,000	1,125,000	1,125,000
Working Capital Security Per Vessel				75,000		75,000
Accounts Receivable, after Allowance for Credit Loss				$ 4,548,000	$ 2,539,000	4,548,000
Navilands [Member] | Asset Management Arrangement [Member] | Subscription Fees [Member]
Operating Costs and Expenses						$ 41,000